Commitments and Contingencies - Schedule of Estimating the Fair Value of the Earnout Shares (Details)	Dec. 31, 2024	Jul. 01, 2024
Stock price [Member]
Schedule of Estimating the Fair Value of the Earnout Shares [Line Items]
Estimated fair value	3.38	4.24
Expected dividends [Member]
Schedule of Estimating the Fair Value of the Earnout Shares [Line Items]
Estimated fair value	0	0
Minimum [Member] | Expected volatility [Member]
Schedule of Estimating the Fair Value of the Earnout Shares [Line Items]
Estimated fair value	46.89	40.6
Minimum [Member] | Expected terms (in years) [Member]
Schedule of Estimating the Fair Value of the Earnout Shares [Line Items]
Estimated fair value	0.5	0.5
Maximum [Member] | Expected volatility [Member]
Schedule of Estimating the Fair Value of the Earnout Shares [Line Items]
Estimated fair value	55.37	46.94
Maximum [Member] | Expected terms (in years) [Member]
Schedule of Estimating the Fair Value of the Earnout Shares [Line Items]
Estimated fair value	1.5	1.5